KEY MANAGEMENT COMPENSATION (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Key Management Compensation [Abstract]
One-time executive settlement costs	$ 921,074